SCHEDULE OF DISAGGREGATION REVENUES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Product Information [Line Items]
Net revenues	$ 28,206,019	$ 24,914,618	$ 18,918,847
Sales Of Specialized Oil field Equipment [Member]
Product Information [Line Items]
Net revenues	5,511,628	11,952,061	8,877,804
Sales Of Specialized Oil field Vehicles [Member]
Product Information [Line Items]
Net revenues	22,184,226	10,909,211	5,406,586
Service Income From Automation Solutions [Member]
Product Information [Line Items]
Net revenues		1,762,092	1,763,018
Service, Other [Member]
Product Information [Line Items]
Net revenues	$ 510,165	$ 291,254	$ 2,871,439